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The right choice for the long termSM

SMALLCAP World Fund

[cover: close-up of ticker display]

Semi-annual report for the six months ended March 31, 2003


SMALLCAP World Fund(R) seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

INVESTMENT HIGHLIGHTS

Total returns for periods ended March 31, 2003, with all distributions reinvested

                                                                                                                 Global small-
                                                                 SMALLCAP             Citigroup World           company mutual
                                                                World Fund            Smallcap Index             fund average

Six months                                                      -3.48%                     +1.13%                    -2.41%
1 year                                                         -27.82                     -18.18                    -24.91
5 years                                                        -24.80                     -13.82                    -15.01
10 years                                                       +65.01                     +51.68                    +65.07
Since fund's inception on April 30, 1990                      +136.78                     +90.12                   +102.87
Since fund's inception (annualized)                             +6.90                      +5.10                     +5.63

All market indexes cited in this report are unmanaged and include reinvestment of all distributions. The Citigroup World Smallcap Index (formerly the Salomon
Smith Barney World Smallcap Index) tracks about 5,000 publicly traded stocks in 26 countries with market capitalizations between $100 million and $1.5 billion.
The global small-company mutual fund average is computed by Lipper.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003:

CLASS A SHARES                            1 YEAR     5 YEARS     10 YEARS
Reflecting 5.75% maximum sales charge     -31.97%    -6.65%       +4.51%

Results for other share classes can be found on page 32. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus. Small-company stocks also entail additional risks and can be more volatile than stocks of larger, more established companies.

FELLOW SHAREHOLDERS:

SMALLCAP World Fund continued to face difficult stock market conditions and produced disappointing results during the first half of fiscal year 2003. For the six-month period ended March 31, the fund suffered a decline of 3.5%. Funds in SMALLCAP's peer group, as measured by the Lipper Global Small Company Funds Average, lost 2.4%, while the unmanaged Citigroup World Smallcap Index* gained 1.1%, though this figure doesn't reflect expenses. SMALLCAP did not pay any dividends or capital gains during the period.

*Formerly the Salomon Smith Barney World Smallcap Index (as of April 7, 2003).

Although we're unhappy that fiscal 2003 is off to a slow start, it's worth putting the past six months in perspective. As we mentioned in our last report, we've just been through the worst stock market decline in more than six decades. The decline appeared to bottom out in early October and that low was tested again in March. Clearly, any sustained stock market recovery has been stymied by the slow pace of economic growth, tensions in the Middle East and on the Korean peninsula, and by the outbreak of the SARS virus. Another reason, perhaps harder to gauge, is an overall apathy toward stocks that appears to have developed among many investors in the wake of the stock market's dramatic two-and-a-half-year fall.

PORTFOLIO REVIEW

Given the severity of the bear market, it is hardly surprising that many stocks have floundered over the past six months. Slightly more than half of the stocks SMALLCAP owned throughout the period fell in price, including seven of the fund's 10 biggest holdings. But we remain confident in the prospects for the fund's investments, such as Performance Food Group, a distributor of foodstuffs; Westwood One, a syndicator of radio programming; and Education Management, a provider of post-secondary education, to name our top individual holdings.

We continue to reduce the number of stocks held in SMALLCAP. This strategy, begun more than a year ago, allows us to concentrate on holdings that reflect our very best research ideas. Even so, the fund remains well diversified, owning shares in 380 companies in 33 countries. We're also continuing to gradually shift assets away from the United States, though with about half of the fund's assets, the U.S. remains our core market. There are many interesting investment opportunities here, of course, but on a relative basis, we're finding more growth potential elsewhere -- notably in Asia and the Pacific Basin. This vast region now accounts for one-fifth of the fund, with South Korea, India and China among the many bright spots. We're less sanguine about Europe, where several nations, notably Germany, teeter on the edge of recession. Europe remains about 16% of the fund.

The portfolio is also well diversified in terms of industries, with holdings spread across more than 40 sectors. We have been increasing our exposure to many of them -- everything from computers, semiconductors and software to wireless and communications equipment -- that fall under the broad heading of technology. Companies in these sectors have been, to put it mildly, battered over the past few years. Their business has been affected by a long drought in capital spending by technology users. But as anyone who has bought a computer or cell phone knows, technology can have a short shelf life. Firms that slashed capital spending in recent years will have to upgrade their information technology (IT) at some point. Given the fact that IT spending accounts for approximately 4% of U.S. GDP, many technology companies stand to benefit. One caveat: this spending, whenever it occurs, will certainly be more modest than the shopping spree we saw in the late 1990s.

We have also been investing in many media companies, a category that includes radio/TV broadcasting, cable, advertising, publishing, concerts and movie theaters. We believe that these companies are poised to benefit from the boost in ad and entertainment spending that typically accompanies any economic upturn. Such an upturn should also help service-oriented companies, which constitute an ever-increasing share of the global economy.

[Begin Sidebar]
WHERE ARE SMALLCAP'S HOLDINGS LOCATED?

[Start Pie Chart]
                                                    Percent of
Six months ended March 31, 2003                     net assets

United States                                           49.7%
Asia & Pacific Basin                                    20.3
Europe                                                  15.5
Other (including Canada & Latin America)                 6.2
Cash & equivalents                                       8.3
[End Pie Chart]

[Start Pie Chart]
                                                     Percent of
Year ended September 30, 2002                        net assets

United States                                           51.9%
Asia & Pacific Basin                                    18.6
Europe                                                  15.5
Other (including Canada & Latin America)                 6.3
Cash & equivalents                                       7.7
[End Pie Chart]
[End Sidebar]

Whatever the sector, we think our portfolio is concentrated on some of the most promising small companies in the world -- well-positioned firms selling for reasonable valuations and offering the potential of strong earnings growth in the years ahead.

ENCOURAGING SIGNS

Although the U.S. economy may appear somewhat anemic right now, there are reasons for encouragement. Consumer spending -- two-thirds of economic activity -- has held up in the recent period, thanks to low interest rates and cash generated by mortgage refinancing. Congress appears likely to approve at least a portion of President Bush's proposed tax cut plan later this year, which could pump billions of dollars into the economy. The wave of corporate scandals that dominated the headlines a year ago has subsided and tough new regulations on corporate accountability are now in place. These things should give investors greater confidence going forward, which in turn may have a positive impact on the stock market.

Taking even this historic bear market into account, SMALLCAP's long-term investment record is a solid one. Since its inception 13 years ago, the fund's average annual return has been 6.9% versus 5.6% for the Lipper Global Small Company Funds Average. After a brutal few years for the stock market, we think we're about to embark upon a period that plays to one of our traditional strengths: individual stock picking. Our global team of analysts -- some 75 people -- is well suited to this task. Collectively, they hail from 24 nations and speak two dozen languages. Many have worked in the industries they now cover. This expertise has helped them to develop deeper knowledge about these companies. Granted, it hasn't prevented us from making mistakes. But as long-term investors, we have faith that our painstaking, intensive research process will continue to uncover many potentially rewarding small-company stocks.

Thank you for your patience and continued support. As always, we urge you to maintain a long-term view of your investments as we do those we make on your behalf.

Cordially,

/S/ Gordon Crawford
Gordon Crawford
Chairman of the Board

/S/ Gregory W. Wendt
Gregory W. Wendt
President

May 15, 2003


INVESTMENT PORTFOLIO, MARCH 31, 2003

[Start Pie Chart]
                                                     Percent of
INDUSTRY DIVERSIFICATION                             net assets

Media                                                     7.7 %
Commercial services & supplies                              6.8
Semiconductor equipment & products                          5.9
Hotels, restaurants & leisure                               5.9
Specialty retail                                            4.9
All other industries                                       60.5
Cash & equivalents                                          8.3
[End Pie Chart]

                                                     Percent of
LARGEST EQUITY HOLDINGS                              net assets

Performance Food Group                                   1.49 %
Westwood One                                               1.49
Education Management                                       1.25
Arthur J. Gallagher                                        1.14
Michaels Stores                                            1.10
Semtech                                                    1.04
Extended Stay America                                      1.04
Medicis Pharmaceutical                                     0.97
Hilb, Rogal and Hamilton                                   0.96
Venture                                                    0.93


Smallcap World Fund                                                   unaudited




                                                                                                        Shares           Market
                                                                                                  or principal            value
Equity securities (common and preferred stocks and convertible debentures)                              amount             (000)


MEDIA  -  7.72%
Westwood One, Inc. (USA) (1)                                                                         2,875,000          $89,815
Gemstar International Group Ltd. (USA) (1)                                                          11,750,000           43,111
Emmis Communications Corp., Class A (USA) (1)                                                        1,900,000           32,072
Corus Entertainment Inc., nonvoting, Class B (Canada) (1)                                            1,980,000           26,992
SBS Broadcasting SA (Luxembourg) (1) (2)                                                             1,800,000           25,470
Astral Media Inc., Class A (Canada)                                                                  1,500,000           23,362
Cheil Communications Inc. (South Korea) (2)                                                            298,000           22,648
UnitedGlobalCom, Inc., Class A (USA) (1)                                                             6,726,675           20,516

CanWest Global Communications Corp. (Canada) (1)                                                     4,729,946           19,634
CanWest Global Communications Corp., nonvoting, Class A (1)                                             14,321               61
Alliance Atlantis Communications Inc., nonvoting, Class B  (Canada) (1)                              2,246,450           18,803

Fox Kids Europe NV (Netherlands) (1)                                                               2,960,700           16,449
Gray Television, Inc. (USA)                                                                        1,700,000           15,300

Clear Media Ltd. (Hong Kong) (1)                                                                  25,079,000           11,898
Rural Press Ltd. (Australia)                                                                       3,726,466           11,706
Modern Times Group MTG AB 5.50% convertible debenture 2006 (Sweden)                   Euro         7,000,000            5,866
Modern Times Group MTG AB, Class B (1)                                                               700,000            5,086
Phoenix Satellite Television Holdings Ltd. (Hong Kong) (1)                                        94,688,000            9,470
Sanctuary Group PLC (United Kingdom) (2)                                                          19,470,839            8,519
Nasionale Pers Beperk, Class N (South Africa)                                                      3,278,500            8,046
Austereo Group Ltd. (Australia)                                                                    9,820,000            7,831
Toei Animation Co., Ltd. (Japan)                                                                     140,000            7,110
Village Roadshow Ltd. (Australia) (1)                                                              8,510,606            5,655
Village Roadshow Ltd., Class A, 5.50% preferred                                                    2,561,200            1,160
Capital Radio PLC (United Kindgom)                                                                 1,112,000            6,806
Radio One, Inc., Class A (USA) (1)                                                                   450,000            5,958
Woongjin.com Co., Ltd. (South Korea) (2)                                                           1,956,980            5,253
Lions Gate Entertainment Corp. (Canada) (1) (2)                                                    2,378,500            4,377
Lions Gate Entertainment Corp., USD denominated (1) (2)                                              425,000              812
Groupe AB SA (France)                                                                                308,426            4,019

Incisive Media PLC (United Kingdom) (3)                                                            1,650,000            1,173
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                                     3,500,000              688

BKN International AG (Germany) (1) (2)                                                               500,000               98
Lone Star Research, Inc. (USA) (1) (3) (4)                                                           966,793               10


COMMERCIAL SERVICES & SUPPLIES  -  6.83%
Education Management Corp. (USA) (1) (2)                                                            1,900,000           75,563
Sylvan Learning Systems, Inc. (USA) (1) (2)                                                         2,460,000           39,065
ChoicePoint Inc. (USA) (1)                                                                          1,150,000           38,985
S1 Corp. (South Korea) (2)                                                                          2,090,000           33,942
Arbitron Inc. (USA) (1)                                                                               827,860           26,243
Tetra Tech, Inc. (USA) (1)                                                                          1,600,000           22,624
Kroll Inc. (USA) (1)                                                                                1,000,000           21,410
Imagistics International Inc. (USA) (1) (2)                                                         1,001,100           18,640
CoStar Group, Inc. (USA) (1)                                                                          689,700           15,393
Vedior NV (Netherlands)                                                                             2,900,000           12,763
Group 4 Falck A/S (Denmark)                                                                           780,000           11,908
Techem AG (Germany) (1) (2)                                                                         1,603,300           10,305
Baycorp Advantage Ltd. (Australia) (2)                                                             13,892,100           10,239
Informatics Holdings Ltd. (Singapore) (2)                                                          16,065,000            9,198
Duratek, Inc. (USA) (1)                                                                               891,100            8,875
Ionics, Inc. (USA) (1)                                                                                500,000            8,275
Gunnebo AB (Sweden)                                                                                   444,564            6,670

Michael Page International PLC (United Kingdom)                                                     3,610,000            4,989
ZENON Environmental Inc. (Canada) (1)                                                                 575,000            4,899
MITIE Group PLC (United Kingdom)                                                                    3,000,000            4,786
DIS Deutscher Industrie Service AG (Germany)                                                          390,000            4,355
Buhrmann NV (Netherlands)                                                                           1,700,000            3,815
Leefung-Asco Printers Holdings Ltd. (Hong Kong)                                                    18,530,000            3,801
Reliance Security Group PLC (United Kingdom)                                                          440,000            3,649

Robert Walters PLC (United Kingdom) (2)                                                             5,000,000            3,159
Career Education Corp. (USA) (1)                                                                       42,800            2,094
Proffice AB, Class B (Sweden)                                                                         900,000            1,914
Oslo Bors Holding ASA (Norway) (4)                                                                    125,000            1,802
Ashtead Group PLC (United Kingdom)                                                                 11,867,526            1,237
ZOOTS (USA) (1) (2) (3) (4)                                                                        12,586,913            1,208


SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.93%
Semtech Corp. (USA) (1) (2)                                                                          4,150,000           62,873
PMC-Sierra, Inc. (USA) (1)                                                                           7,500,000           44,625
Micrel, Inc. (USA) (1) (2)                                                                           4,767,112           43,953
Integrated Circuit Systems, Inc. (USA) (1)                                                           1,550,000           33,635
Cymer, Inc. (USA) (1)                                                                                1,400,000           33,110
Applied Micro Circuits Corp. (USA) (1)                                                               8,500,000           27,710
ASM International NV (New York registered) (Netherlands) (1) (2)                                     2,746,800           27,413
O2Micro International Ltd. (USA) (1) (2)                                                             2,133,600           22,958
Cypress Semiconductor Corp. (USA) (1)                                                                3,000,000           20,700
Faraday Technology Corp. (Taiwan) (1)                                                                6,046,300           13,785
ASM Pacific Technology Ltd. (Hong Kong)                                                              4,186,000           10,010
MKS Instruments, Inc. (USA) (1)                                                                        300,000            3,750
PDF Solutions, Inc. (USA) (1)                                                                          540,000            3,429
Melexis NV (Belgium)                                                                                   450,542            2,798
Advanced Energy Industries, Inc. (USA) (1)                                                             325,000            2,792
Zeevo, Inc., Series C, convertible preferred (USA) (1) (2) (3) (4)                                   1,587,301            2,111

MegaChips Corp. (Japan)                                                                                295,000            2,090
ClearSpeed Technology Ltd. (United Kingdom) (1) (3) (4)                                              2,300,000               26


HOTELS, RESTAURANTS & LEISURE  -  5.93%
Extended Stay America, Inc. (USA) (1) (2)                                                            6,190,000           62,519
Mandalay Resort Group (USA) (1)                                                                      1,062,400           29,280
J D Wetherspoon PLC (United Kingdom) (2)                                                            11,134,961           29,109
Triarc Companies, Inc., Class A (USA) (1)                                                              950,000           26,458
Fitness First PLC (United Kingdom) (1) (2)                                                           7,512,500           18,265
P.F. Chang's China Bistro, Inc. (USA) (1)                                                              437,000           16,169
Orient-Express Hotels Ltd., Class A (USA) (1)                                                        1,610,000           15,746
Vail Resorts, Inc. (USA) (1)                                                                         1,400,000           15,610
Cafe de Coral Holdings Ltd. (Hong Kong) (2)                                                         28,192,000           15,543
Steak n Shake Co. (USA) (1) (2)                                                                      1,698,950           15,528

William Hill PLC (United Kingdom)                                                                       4,015,000           13,905
Aristocrat Leisure Ltd. (Australia)                                                                    13,170,022           12,968
Mandarin Oriental International Ltd. (Hong Kong) (1)                                                   34,000,000           12,750
Fairmont Hotels & Resorts Inc. (Canada)                                                                   450,000           10,125
Luminar PLC (United Kingdom)                                                                            2,000,000            9,320
AFC Enterprises, Inc. (USA) (1)                                                                           679,700            9,149
Ameristar Casinos, Inc. (USA) (1)                                                                         825,400            8,848
International Game Technology (USA) (1)                                                                   100,000            8,190
Applebee's International, Inc. (USA)                                                                      200,000            5,608
Bally Total Fitness Holding Corp. (USA) (1)                                                             1,052,300            5,335
Pinnacle Entertainment, Inc. (USA) (1)                                                                  1,000,000            4,880
Sky City Ltd. (New Zealand)                                                                             1,094,800            4,789
Panera Bread Co., Class A (USA) (1)                                                                       150,000            4,574
City Centre Restaurants PLC (United Kingdom)                                                            3,460,000            2,951


SPECIALTY RETAIL  -  4.90%
Michaels Stores, Inc. (USA) (1)                                                                         2,650,000           66,277
JJB Sports PLC (United Kingdom)                                                                        11,004,080           33,026
Big Lots, Inc. (USA) (1)                                                                                2,771,400           31,178
CarMax, Inc. (formerly Circuit City Stores, Inc. - CarMax Group) (USA) (1)                              1,800,000           26,226
Claire's Stores, Inc. (USA)                                                                               870,000           20,541
Williams-Sonoma, Inc. (USA) (1)                                                                           750,000           16,350
Sharper Image Corp. (USA) (1) (2)                                                                         775,000           13,958
DFS Furniture Co. PLC (United Kingdom)                                                                  2,712,370           13,903

KOMERI Co., Ltd. (Japan)                                                                                  722,100           13,873
Barnes & Noble, Inc. (USA) (1)                                                                            650,000           12,344
Miller's Retail Ltd. (Australia)                                                                       10,350,000           11,755
Payless ShoeSource, Inc. (USA) (1)                                                                        600,000            9,390

Nobia AB (Sweden) (1)                                                                                   1,255,000            8,303
Culture Convenience Club Co., Ltd. (Japan)                                                                335,000            8,138
Chico's FAS, Inc. (USA) (1)                                                                               235,000            4,700
Lithia Motors, Inc., Class A (USA) (1)                                                                    325,000            3,998
Restoration Hardware, Inc. (USA) (1)                                                                      500,000            1,255
Restoration Hardware, Inc. (1) (4)                                                                        213,000              535


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.12%
Venture Corp. Ltd. (Singapore)                                                                          7,099,600           56,343
National Instruments Corp. (USA) (1)                                                                      825,000           29,098

Kingboard Chemical Holdings Ltd. (Hong Kong) (2)                                                       32,270,000           28,343
Kingboard Chemical Holdings Ltd., warrants, expire 2003 (1) (2)                                        2,772,000              373
Rogers Corp. (USA) (1) (2)                                                                               956,800           28,436
Renishaw PLC (United Kingdom)                                                                          3,630,308           20,501
Vaisala Oyj, Class A (Finland)                                                                           876,095           18,134
Orbotech Ltd. (Israel) (1)                                                                             1,316,500           14,666
Citizen Electronics Co., Ltd. (Japan)                                                                    368,600           14,663
Hana Microelectronics PCL (Thailand) (2)                                                               8,135,000           14,442
Littelfuse, Inc. (USA) (1)                                                                               800,000           14,312
Micronic Laser Systems AB (Sweden) (1) (2)                                                             1,319,476            4,599
Hankuk Electric Glass Co., Ltd. (South Korea)                                                            119,810            4,534
Integrated Production and Test Engineering (Belgium) (1)                                                  93,529              172


OIL & GAS  -  3.73%
Western Oil Sands Inc., Class A (Canada) (1) (2)                                                       3,278,333           53,607
Cairn Energy PLC (United Kingdom) (1)                                                                  5,030,000           24,035
Paladin Resources PLC (United Kingdom) (2)                                                            20,110,683           23,031
Premcor Inc. (USA) (1)                                                                                   778,112           19,990
Venture Production Company Ltd. (United Kingdom) (1) (2)                                               6,500,000           14,436
Tullow Oil PLC (Ireland) (1)                                                                          11,734,133           14,087
Encore Acquisition Co. (USA) (1)                                                                         715,000           13,192
Canadian Oil Sands Trust (Canada)                                                                        500,000           12,048
Pogo Producing Co. (USA)                                                                                 225,000            8,948

Bonavista Petroleum Ltd. (Canada) (1)                                                                    310,000            6,810
Oil Search Ltd. (Australia) (1)                                                                       11,888,306            4,596
Oil Search Ltd. 9.00% convertible preferred 2003                                                          55,555            1,888

Tsakos Energy Navigation Ltd. ASA (Norway)                                                               682,903            6,392
Penn West Petroleum Ltd. (Canada) (1)                                                                    225,000            5,826

Novus Petroleum Ltd. (Australia) (1)                                                                   7,969,508            5,537
Sibir Energy PLC (United Kingdom) (1)                                                                 35,784,282            4,805
Western Gas Resources, Inc. (USA)                                                                        100,000            3,255
Ivanhoe Energy Inc. (Canada) (1)                                                                       4,750,600            2,364


INSURANCE  -  3.62%
Arthur J. Gallagher & Co. (USA)                                                                        2,800,000           68,740
Hilb, Rogal and Hamilton Co. (USA) (2)                                                                 1,855,000           57,950
Philadelphia Consolidated Holding Corp. (USA) (1)                                                      1,071,500           38,574
Zenith National Insurance Corp. (USA) (2)                                                              1,215,000           26,062
First American Corp. (USA)                                                                               550,000           13,420
Reinsurance Group of America, Inc. (USA)                                                                 285,000            7,490
EULER & HERMES SA (France)                                                                               213,500            5,815


PHARMACEUTICALS  -  3.09%
Medicis Pharmaceutical Corp., Class A (USA) (1)                                                      1,048,200           58,269
Recordati SpA (Italy) (2)                                                                            2,652,000           35,388
Scios Inc. (USA) (1)                                                                                   680,000           29,961
Inspire Pharmaceuticals, Inc. (USA) (1)                                                              1,250,000           19,588
NPS Pharmaceuticals, Inc. (USA) (1)                                                                    905,900           14,005
InterMune Inc. (USA) (1)                                                                               600,000           12,870
Eon Labs, Inc. (USA) (1)                                                                               275,000            7,343
CIMA LABS INC. (USA) (1)                                                                               310,000            6,727
NexMed, Inc. (USA) (1)                                                                               1,100,000            1,342
NexMed, Inc. (1) (4)                                                                                   152,355              186
NexMed, Inc., warrants, expire 2004 (1) (3) (4)                                                         30,471                -
YM BioSciences Inc., preferred, Class B (Canada) (1)                                                   500,000              494
Generex Biotechnology Corp., warrants, expire 2005 (USA) (1) (3) (4)                                   164,467                -


BANKS  -  3.04%
Pusan Bank (South Korea) (2)                                                                         8,432,870           32,382
Fulton Financial Corp. (USA)                                                                         1,467,000           27,594
Daegu Bank, Ltd. (South Korea)                                                                       5,177,540           17,811
Korea Exchange Bank (South Korea) (1)                                                                7,477,230           17,257
Hudson River Bancorp, Inc. (USA)                                                                       741,000           17,028
ICICI Bank Ltd. (India) (1)                                                                          5,584,503           15,748
UMB Financial Corp. (USA)                                                                              418,900           15,374
Citizens Banking Corp. (USA)                                                                           549,900           13,000
Republic Bancshares, Inc. (USA) (1)                                                                    506,400           10,103
Southern Financial Bancorp, Inc. (USA)                                                                 240,350            7,174
Pacific Northwest Bancorp (USA)                                                                        215,000            5,966
JCG Holdings Ltd. (Hong Kong)                                                                        7,990,000            3,637


HEALTH CARE PROVIDERS & SERVICES  -  2.95%
Rhon-Klinikum AG (Germany)                                                                             863,800           26,160
Rhon-Klinikum AG, nonvoting preferred                                                                  561,300           14,553
Triad Hospitals, Inc. (USA) (1)                                                                      1,350,000           36,315
Service Corp. International (USA) (1)                                                                8,093,300           22,499
Centene Corp. (USA) (1) (2)                                                                            690,000           20,155
American Healthways, Inc. (USA) (1) (2)                                                                990,000           18,810
Odyssey HealthCare, Inc. (USA) (1)                                                                     776,250           18,451
Ramsay Health Care Ltd. (Australia)                                                                  3,450,000            6,878
LifePoint Hospitals, Inc. (USA) (1)                                                                    225,000            5,650
AMERIGROUP Corp. (USA) (1)                                                                             188,900            5,527
ICON PLC (ADR) (Ireland) (1)                                                                           126,000            2,999


BIOTECHNOLOGY  -  2.59%
Amylin Pharmaceuticals, Inc. (USA) (1)                                                               2,509,400           40,652
Amylin Pharmaceuticals, Inc. (1) (4)                                                                   450,000            7,290
ImClone Systems Inc. (USA) (1)                                                                       1,700,000           28,186
Neurocrine Biosciences, Inc. (USA) (1)                                                                 600,000           25,068
Q-Med AB (Sweden) (1) (2)                                                                            1,610,000           15,407
IDEXX Laboratories, Inc. (USA) (1)                                                                     325,000           11,365
Transkaryotic Therapies, Inc. (USA) (1)                                                              1,508,300            8,929
Neurobiological Technologies, Inc. (USA) (1)                                                           900,000            5,616
OSI Pharmaceuticals, Inc. (USA) (1)                                                                    287,000            4,592
Transgenomic, Inc. (USA) (1) (2)                                                                     1,523,100            2,833
TECHNE Corp. (USA) (1)                                                                                 127,000            2,625
Control Delivery Systems Inc., Series A, convertible preferred (USA) (1) (3) (4)                        55,824            1,500
Avigen, Inc. (USA) (1)                                                                                 410,000            1,201
Vical Inc. (USA) (1)                                                                                   282,000              713
Caliper Technologies Corp. (USA) (1)                                                                    85,700              300


INTERNET SOFTWARE & SERVICES  -  2.31%
EarthLink, Inc. (USA) (1) (2)                                                                         8,531,700           49,057
DoubleClick Inc. (USA) (1)                                                                            5,139,400           39,933
LendingTree, Inc. (USA) (1)                                                                           1,015,000           11,845
LendingTree, Inc. (1) (4)                                                                               400,000            4,668
Fidelity National Information Solutions, Inc. (USA) (1)                                                 575,000           10,206
Overture Services, Inc. (USA) (1)                                                                       650,000            9,861
Digitas Inc. (USA) (1)                                                                                1,485,416            4,798
NetRatings, Inc. (USA) (1)                                                                              587,311            3,818
Homestore, Inc. (USA) (1)                                                                             4,600,000            2,576
Ubizen (Belgium) (1)                                                                                    764,930            1,100
Meet World Trade, Series C, convertible preferred (USA) (1) (3) (4)                                     389,416              730
Orbiscom Ltd. (Ireland) (1) (3) (4)                                                                   3,905,874              453
Muse Prime Software, Inc., Series B, convertible preferred (USA) (1) (2) (3) (4)                      1,770,000              230
ProcurePoint Travel Solutions Inc., Series B, convertible preferred (USA) (1) (3) (4)                   514,933               50


SOFTWARE  -  2.28%
J.D. Edwards & Co. (USA) (1)                                                                          3,200,000           35,264
Novell, Inc. (USA) (1)                                                                                9,754,000           20,971
Business Objects SA (ADR) (France) (1)                                                                1,050,000           17,168
Software AG (Germany)                                                                                 1,316,261           16,347
Creo Inc. (Canada) (1)                                                                                2,486,000           14,120
Macromedia, Inc. (USA) (1)                                                                              800,000            9,664
Fair, Isaac and Company, Inc. (USA)                                                                     100,000            5,082
Cadence Design Systems, Inc. (USA) (1)                                                                  462,250            4,623
Mentor Graphics Corp. (USA) (1)                                                                         500,000            4,470
OPNET Technologies, Inc. (USA) (1)                                                                      749,700            4,101
Verisity Ltd. (Israel) (1)                                                                              362,000            3,345
Infoteria Corp. (Japan) (1) (2) (3) (4)                                                                   2,672            1,413
MMC AS (Norway) (1) (3) (4)                                                                           4,150,000              570
SuSE Linux AG (Germany) (1) (3) (4)                                                                      75,626              271
Monterey Design Systems Inc., Series E, convertible preferred (USA) (1) (3) (4)                       1,000,000              200
diCarta (USA) (1) (3) (4)                                                                               103,135              105
Aspen Technology, Inc., warrants, expire 2007 (USA) (1) (3) (4)                                          84,060                -


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.16%
Centerpulse (Switzerland) (1)                                                                           187,800           40,093
ResMed Inc (USA) (1)                                                                                    598,000           19,124
ResMed Inc, AUD denominated (1)                                                                         750,000            2,361
Kobayashi Pharmaceutical Co., Ltd. (Japan)                                                             538,200           16,854
Wilson Greatbatch Technologies, Inc. (USA) (1)                                                         465,800           13,038
Coloplast A/S, Class B (Denmark)                                                                       137,000            9,100
Nobel Biocare Holding AG (Switzerland) (1)                                                             168,000            8,873
The Cooper Companies, Inc. (USA)                                                                       200,000            5,980
TriPath Imaging, Inc. (USA) (1)                                                                        886,242            3,767
Lumenis Ltd. (Israel) (1) (2)                                                                        2,270,000            2,951
Microlife Corp. (Taiwan)                                                                             1,388,200            2,203
Aspect Medical Systems, Inc. (USA) (1)                                                                 562,000            2,057
Urologix, Inc. (USA) (1) (2)                                                                           900,000            1,944
Vision-Sciences, Inc. (USA) (1)                                                                        984,500              975
MedSource Technologies, Inc. (USA) (1)                                                                 400,000              724
Genetronics Biomedical Corp., warrants, expire 2003 (USA) (1) (3) (4)                                  120,000                -


FOOD PRODUCTS  -  2.00%
Nestle India Ltd. (India)                                                                            3,874,650           43,811
IOI Corp. Bhd. (Malaysia)                                                                           20,000,000           25,789
Lindt & Sprungli AG (Switzerland)                                                                        2,540           14,973
Lindt & Sprungli AG, participation certificate                                                          13,076            7,631
Burns, Philp & Co. Ltd. (Australia) (1)                                                             47,500,000           15,782
Burns, Philp & Co. Ltd., warrants, expire 2003 (1)                                                   5,000,000            1,057
DyDo Drinco (Japan)                                                                                    350,000            6,117
PT Indofood Sukses Makmur Tbk (Indonesia)                                                           82,000,000            5,529
Cadiz Inc. (USA) (1) (2)                                                                             2,300,000              242


CHEMICALS  -  1.87%
Cambrex Corp. (USA)                                                                                  1,300,000           31,226
Asian Paints (India) Ltd. (India)                                                                    2,318,000           16,128
Georgia Gulf Corp. (USA)                                                                               800,000           16,104
Ferro Corp. (USA)                                                                                      700,000           14,959
Hyosung Corp. (South Korea) (2)                                                                      1,773,200           13,675
Valspar Corp. (USA)                                                                                    237,000            9,700
Solutia Inc. (USA)                                                                                   3,089,900            4,789
Crompton Corp. (USA)                                                                                   671,200            2,718
OM Group, Inc. (USA)                                                                                   207,300            1,814
Everlight Chemical Industrial Corp. (Taiwan) (1)                                                     5,000,000            1,486


FOOD & DRUG RETAILING  -  1.86%
Performance Food Group Co. (USA) (1) (2)                                                             2,935,000           89,987
Whole Foods Market, Inc. (USA) (1)                                                                      200,000           11,128
Cawachi Ltd. (Japan)                                                                                    182,200           10,934


TRANSPORTATION INFRASTRUCTURE  -  1.69%

SembCorp Logistics Ltd. (Singapore) (3)                                                              39,605,200           38,166
Zhejiang Expressway Co. Ltd., Class H (China)                                                        75,000,000           31,494
Jiangsu Expressway Co. Ltd., Class H (China)                                                         79,250,000           26,419
Anhui Expressway Co. Ltd., Class H (China)                                                           24,000,000            6,031


BUILDING PRODUCTS  -  1.56%
Uponor Oyj (Finland)                                                                                  1,567,839           29,890
Geberit AG (Switzerland)                                                                                 57,401           17,958
Noritz Corp. (Japan)                                                                                  1,460,000           16,620
Ultraframe PLC (United Kingdom)                                                                       3,575,000           11,859
Kumgang Korea Chemical Co., Ltd. (South Korea)                                                          145,000           11,298
York International Corp. (USA)                                                                          300,000            6,300


HOUSEHOLD DURABLES  -  1.31%
Yankee Candle Company, Inc. (USA) (1)                                                                 1,250,000           21,288
Ekornes ASA (Norway) (2)                                                                              1,725,598           20,021
Rinnai Corp. (Japan)                                                                                    600,000           12,188
Palm Harbor Homes, Inc. (USA) (1)                                                                       663,906            9,374
Rational AG (Germany)                                                                                   272,100            9,337
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)                                                1,043,000            5,457
Sumitomo Forestry Co., Ltd. (Japan)                                                                     345,000            1,402


DIVERSIFIED FINANCIALS  -  1.09%
Housing Development Finance Corp. Ltd. (India)                                                        2,212,480           15,457
Federal Agricultural Mortgage Corp., Class C (USA) (1)                                                  630,000           13,728
American Capital Strategies, Ltd. (USA)                                                                 500,000           11,200
Saxon Capital, Inc. (USA) (1)                                                                           837,900           11,152
E-LOAN, Inc. (USA) (1) (2)                                                                           3,160,850            8,123
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                                    5,866,600            6,243


REAL ESTATE  -  1.04%
Newhall Land and Farming Co. (USA)                                                                   1,000,000           29,070
Unibail Holding (formerly Unibail) (France)                                                            222,000           14,172
Central Pattana Public Co., Ltd., nonvoting depositary receipt (Thailand)                            9,588,500            5,823
Central Pattana Public Co., Ltd.                                                                     6,824,900            4,145
Ascendas Real Estate Investment Trust (Singapore) (1)                                               12,400,000            5,729
Shanghai Real Estate Ltd. (Hong Kong)                                                               45,000,000            3,693


INTERNET & CATALOG RETAIL  -  0.97%
School Specialty, Inc. (USA) (1) (2)                                                                 1,130,000           20,080
Internet Auction Co. Ltd. (South Korea) (1) (2)                                                        677,443           16,096
1-800-FLOWERS.COM, Inc., Class A (USA) (1)                                                           1,300,000            8,736
Alloy, Inc. (USA) (1)                                                                                1,350,000            6,764
Overstock.com, Inc. (USA) (1)                                                                          452,000            4,407
RedEnvelope, Inc., Series E, convertible preferred (USA) (1) (2) (3) (4)                             2,525,124            1,010
RedEnvelope, Inc., Series F, convertible preferred (1) (2) (3) (4)                                   1,018,681              316
dELiA*s Corp., Class A (USA) (1) (2)                                                                 2,750,000              963


CONSTRUCTION & ENGINEERING  -  0.93%
Daelim Industrial Co., Ltd. (South Korea) (2)                                                        2,413,640           33,791
LG Engineering & Construction Co., Ltd. (South Korea)                                                1,100,000           12,936
Hyundai Development Co. (South Korea)                                                                1,300,000            6,594
Kyowa Exeo Corp. (Japan)                                                                             1,050,000            2,577


COMMUNICATIONS EQUIPMENT  -  0.93%
CIENA Corp. (USA) (1)                                                                                3,900,000           17,043
Polycom, Inc. (USA) (1)                                                                              2,000,000           16,160
New Focus, Inc. (USA) (1)                                                                            2,299,400            7,174
Ixia (USA) (1)                                                                                       1,305,000            6,342
Cambridge Silicon Radio, Series II, convertible preferred (United Kingdom) (1)                       1,512,607            5,037
 (3) (4)
Accton Technology Corp. (Taiwan) (1)                                                                 4,700,000            3,906
SwitchCore AB (Sweden) (1)                                                                             616,377              183


METALS & MINING  -  0.88%

Gabriel Resources Ltd. (Canada) (1) (2)                                                                6,160,000           12,680
Yanzhou Coal Mining Co. Ltd., Class H (China)                                                         26,400,000           10,578
First Quantum Minerals Ltd. (Canada) (1) (2)                                                           2,540,000            8,310

Wheaton River Minerals Ltd. (Canada) (1) (4)                                                           6,393,000            5,403
Wheaton River Minerals Ltd., warrants, expire 2007 (1) (4)                                             2,379,500              811

Thistle Mining Inc. (Canada) (1)                                                                       6,264,309            2,562
Thistle Mining Inc., GBP denominated (1)                                                               4,525,000            1,787
Thistle Mining Inc., warrants, expire 2004 (1) (3) (4)                                                   750,000               64
Hoganas AB, Class B (Sweden)                                                                             260,000            4,316
Peter Hambro Mining PLC (United Kingdom) (1)                                                           1,321,500            3,549
M.I.M. Holdings Ltd. (Australia)                                                                       3,100,000            2,809
Navan Mining PLC (United Kingdom) (1) (2) (3)                                                         13,800,000                -


WIRELESS TELECOMMUNICATION SERVICES  -  0.84%
Mobistar NV (Belgium) (1)                                                                                787,450           22,330
GLOBE TELECOM, Inc. (Philippines) (1)                                                                  1,127,500           11,918
Tele Celular Sul Participacoes SA, preferred nominative (ADR) (Brazil)                                   939,900            6,673
Tele Celular Sul Participacoes SA, ordinary nominative                                             2,247,692,036            1,753
Tele Nordeste Celular Participacoes SA, preferred nominative (ADR) (Brazil)                              571,300            8,112


BEVERAGES  -  0.84%
Cott Corp. (Canada) (1)                                                                               1,877,550           33,018
Anadolu Efes Birac?l?k ve Malt Sanayii A? (Turkey) (1)                                              960,000,000           13,746
Robert Mondavi Corp., Class A (USA) (1)                                                                 193,200            3,874


COMPUTERS & PERIPHERALS  -  0.81%
Hutchinson Technology Inc. (USA) (1)                                                                  1,000,000           24,720
High Tech Computer Corp. (Taiwan)                                                                     3,170,800           12,857
Anoto Group AB (Sweden) (1) (2)                                                                       6,623,244            6,417
Opticom ASA (Norway) (1)                                                                                553,600            4,637


ENERGY EQUIPMENT & SERVICES  -  0.78%
Rowan Companies, Inc. (USA) (1)                                                                         770,600           15,150
Hydril Co. (USA) (1)                                                                                    317,500            7,934
Enerflex Systems Ltd. (Canada)                                                                          895,000            7,626
Newpark Resources, Inc. (USA) (1)                                                                     1,500,000            6,795
FMC Technologies, Inc. (USA) (1)                                                                        350,000            6,720
Ramco Energy PLC (United Kingdom) (1)                                                                   800,000            2,742


TEXTILES, APPAREL & LUXURY GOODS  -  0.62%
Phillips-Van Heusen Corp. (USA)                                                                       1,300,000           16,055
Columbia Sportswear Co. (USA) (1)                                                                       250,000            9,293
Cheil Industries Inc. (South Korea)                                                                     750,000            8,160
Texwinca Holdings Ltd. (Hong Kong)                                                                    5,596,000            4,126


AEROSPACE & DEFENSE  -  0.62%
Mercury Computer Systems, Inc. (USA) (1) (2)                                                          1,381,800           37,585


CONSTRUCTION MATERIALS  -  0.56%
Associated Cement Companies Ltd. (India)                                                              8,250,000           24,091
Anhui Conch Cement Co. Ltd., Class H (China)                                                         23,000,000            9,732


ELECTRICAL EQUIPMENT  -  0.54%
KEC Corp. (South Korea) (2)                                                                             523,540           18,638
BYD Co. Ltd., Class H (China)                                                                         4,000,000            7,821
SGL Carbon AG (Germany) (1)                                                                             500,000            6,161


AIRLINES  -  0.43%
WestJet Airlines Ltd. (Canada) (1)                                                                   2,365,000           25,309
Continental Airlines, Inc., Class B (USA) (1)                                                          121,700              623


GAS UTILITIES  -  0.39%
International Energy Group Ltd. (United Kingdom) (2)                                                 4,640,000           11,141

Xinao Gas Holdings Ltd. (Hong Kong) (1) (2)                                                         37,300,000            8,991
Korea Gas Corp. (South Korea)                                                                          144,320            3,117


MACHINERY  -  0.36%
Cummins Inc. (USA)                                                                                     600,000           14,760
Spirax-Sarco Engineering PLC (United Kingdom)                                                          500,000            3,317
Munters AB (Sweden)                                                                                    130,000            2,734
LTG Technologies PLC (United Kingdom) (1) (2)                                                       17,785,714              947


TRADING COMPANIES & DISTRIBUTORS  -  0.33%
Test-Rite International Co., Ltd. (Taiwan)                                                          15,620,000           11,135
MSC Industrial Direct Co., Inc., Class A (USA) (1)                                                     565,000            9,034


HOUSEHOLD PRODUCTS  -  0.33%
WD-40 Co. (USA)                                                                                        792,500           19,654


CONTAINERS & PACKAGING  -  0.31%
Hung Hing Printing Group Ltd. (Hong Kong)                                                           17,199,000           10,254
Sealed Air Corp. (USA) (1)                                                                             215,400            8,644


DISTRIBUTORS  -  0.31%

MEDION AG (Germany)                                                                                    476,600           14,745
Sixt AG (Germany)                                                                                      283,857            2,242
Sixt AG, nonvoting preferred                                                                           246,876            1,627


PAPER & FOREST PRODUCTS  -  0.30%

M-real Oyj, Class B (Finland)                                                                        2,610,000           18,254


IT CONSULTING & SERVICES  -  0.30%
Titan Corp. (USA) (1)                                                                                 1,325,000            9,871
Teleca AB, Class B (Sweden)                                                                           2,893,241            8,238


OTHER  -  0.79%
Neptune Orient Lines Ltd. (Singapore) (1)                                                            24,000,000           14,285
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. Tbk (ADR)                                  850,000            7,480
 (Indonesia)
Zebra Technologies Corp., Class A (USA) (1)                                                              90,000            5,796
Sindo Ricoh Co., Ltd. (South Korea)                                                                     120,340            5,391
99 Cents Only Stores (USA) (1)                                                                          182,600            4,656

Gamesa Corporacion Technologica, SA (formerly Grupo Auxiliar Metalurgico                                220,000            4,051
 Technologica, SA) (Spain) (1)
TECMO, Ltd. (Japan)                                                                                     450,000            3,474
KOSE Corp. (Japan)                                                                                       56,180            1,750
Cogent Communications, Inc., Series C, convertible preferred (USA) (1) (3) (4)                        4,973,129              211
Cogent Communications, Inc., Series B, convertible preferred (1) (3) (4)                              1,098,901               61
Multiplex, Inc., Series C, convertible preferred (USA) (1) (3) (4)                                    1,358,696              223
Highpoint Telecommunications Inc. (Canada) (1) (3)                                                      322,000                2


Miscellaneous  -  4.95%
Other equity securities in initial period of acquisition                                                                 298,193


Total equity securities (cost: $6,459,678,000)                                                                        $5,531,929



                                                                                                     Principal           Market
                                                                                                        amount            value
Short-term securities                                                                                     (000)            (000)

Corporate short-term notes  -  4.49%
Stadshypotek AB 1.20%-1.265% due 4/24-5/13/2003 (4)                                                     39,300          $39,255

Royal Bank of Canada 1.22% due 5/19/2003                                                                28,000           27,953
CBA (Delaware) Finance Inc. 1.255% due 4/10/2003                                                        25,000           24,991
Dexia Delaware LLC 1.26% due 4/17/2003                                                                  25,000           24,985
Bank of America Corp. 1.22% due 4/22/2003                                                               25,000           24,981
Procter & Gamble Co. 1.18% due 4/25/2003 (4)                                                            25,000           24,980
Societe Generale North America Inc. 1.30% due 4/1/2003                                                  23,000           22,999
Exxon Asset Management Co. 1.20% due 4/16/2003 (4)                                                      19,000           18,990
Toyota Motor Credit Corp. 1.20% due 5/9/2003 (4)                                                        18,000           17,977
Nestle Capital Corp. 1.24% due 4/2/2003 (4)                                                             13,300           13,299
HBOS Treasury Services PLC 1.27% due 5/8/2003                                                           10,000            9,987
Eksportfinans ASA 1.25% due 4/25/2003 (4)                                                                7,750            7,743
Preferred Receivables Funding Corp. 1.23% due 4/11/2003 (4)                                              6,700            6,697
American Honda Finance Corp. 1.25% due 5/12/2003                                                         6,110            6,101


Federal agency discount notes  -  2.65%
Freddie Mac 1.17%-1.25% due 4/10-5/30/2003                                                              82,550           82,434



Fannie Mae 1.15%-1.28% due 4/1-6/4/2003                                                                 65,650           65,593




Federal Home Loan Bank 1.13% due 5/9/2003                                                               11,500           11,486


U.S. Treasuries  -  0.11%
U.S. Treasury Bills 1.17% due 4/24/2003                                                                  6,600            6,595



Total short-term securities (cost: $437,046,000)                                                                        437,046

Total investment securities (cost: $6,896,724,000)                                                                     5,968,975

New Taiwanese Dollar (cost: $3,285,000)                                                              NT$107,951            3,115

Other assets less liabilities                                                                                             57,862
Net assets                                                                                                            $6,029,952

(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Valued under fair value procedures adopted by authority of the Board of Directors.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements



FINANCIAL STATEMENTS

Statement of assets and liabilities                                   unaudited
at March 31, 2003   (dollars and shares in thousands, except per-share amounts)

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $5,210,910)                                                    $4,645,387
  Affiliated issuers (cost: $1,685,814)                                                       1,323,588             $5,968,975
 Cash denominated in non-U.S. currencies
  (cost: $3,285)                                                                                                         3,115
 Cash                                                                                                                    6,013
 Receivables for:
  Sales of investments                                                                          102,201
  Sales of fund's shares                                                                          5,882
  Dividends and interest                                                                          9,884                117,967
                                                                                                                     6,096,070
Liabilities:
 Payables for:
  Purchases of investments                                                                       48,232
  Repurchases of fund's shares                                                                   11,337
  Investment advisory services                                                                    3,502
  Services provided by affiliates                                                                 2,379
  Deferred Directors' compensation                                                                  463
  Other fees and expenses                                                                           205                 66,118
Net assets at March 31, 2003                                                                                        $6,029,952

Net assets consist of:
 Capital paid in on shares of capital stock                                                                           $9,545,687
 Accumulated net investment loss                                                                                         (42,650)
 Accumulated net realized loss                                                                                        (2,545,108)
 Net unrealized depreciation                                                                                            (927,977)
Net assets at March 31, 2003                                                                                          $6,029,952

Total authorized capital stock - 800,000 shares, $0.01 par value
                                                 Net assets                           Shares outstanding Net asset value per share
                                                                                                                                (1)
Class A                                          $5,688,503                                      336,288                 $16.92
Class B                                             124,682                                        7,543                  16.53
Class C                                              66,606                                        4,040                  16.49
Class F                                              27,547                                        1,633                  16.87
Class 529-A                                          22,922                                        1,354                  16.93
Class 529-B                                           5,217                                          312                  16.75
Class 529-C                                          10,149                                          606                  16.76
Class 529-E                                           1,477                                           88                  16.86
Class 529-F                                           1,140                                           67                  16.91
Class R-1                                               505                                           30                  16.82
Class R-2                                            15,846                                          942                  16.82
Class R-3                                            11,108                                          658                  16.88
Class R-4                                             5,489                                          324                  16.92
Class R-5                                            48,761                                        2,873                  16.97
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $17.95 and $17.96, respectively.


See Notes to Financial Statements

Statement of operations
for the six months ended March 31, 2003
Investment income:                                                                                                   unaudited
 Income:                                                                          (dollars in thousands)
  Interest                                                                                       $4,296
  Dividends (net of non-U.S. withholding
            tax of $3,324; also includes
            $5,394 from affiliates)                                                              29,754                $34,050

 Fees and expenses:
  Investment advisory services                                                                   21,823
  Distribution services                                                                           8,885
  Transfer agent services                                                                         6,688
  Administrative services                                                                           264
  Reports to shareholders                                                                           350
  Registration statement and prospectus                                                             126
  Postage, stationery and supplies                                                                  818
  Directors' compensation                                                                            64
  Auditing and legal                                                                                 98
  Custodian                                                                                         684
  State and local taxes                                                                             182
  Other                                                                                              79
  Total expenses before reimbursement                                                            40,061
   Reimbursement of expenses                                                                         48                 40,013
 Net investment loss                                                                                                    (5,963)

Net realized loss and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized loss on:
  Investments (including $155,943 net loss from affiliates)                                     (397,822)
  Non-U.S. currency transactions                                                                    (269)              (398,091)
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                    181,337
  Non-U.S. currency translations                                                                     (37)               181,300
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency                                                                               (216,791)
Net decrease in net assets resulting
 from operations                                                                                                      $(222,754)



See Notes to Financial Statements





Statement of changes in net assets                                                  (dollars in thousands)

                                                                                               Six months             Year ended
                                                                                          ended March 31,          September 30,
                                                                                                    2003*                   2002
Operations:
 Net investment loss                                                                              $(5,963)              $(27,698)
 Net realized loss on investments and
  non-U.S. currency transactions                                                                 (398,091)            (1,019,399)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                               181,300                682,878
  Net decrease in net assets
   resulting from operations                                                                     (222,754)              (364,219)

Dividends paid to shareholders
 from net investment income                                                                             -                (14,969)

Capital share transactions                                                                       (311,786)              (431,741)

Total decrease in net assets                                                                     (534,540)              (810,929)

Net assets:
 Beginning of period                                                                            6,564,492              7,375,421
 End of period (including
  accumulated net investment loss:
  $42,650 and $51,687, respectively)                                                           $6,029,952             $6,564,492


*Unaudited

See Notes to Financial Statements

Notes to financial statements                                         unaudited


1.       Organization and significant accounting policies

Organization - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Classes A and 529-A       Up to 5.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5%                  Classes B and 529-B
                                               to zero                           convert to
                                                for redemptions within           classes A and 529-A,
                                                six years of                     respectively, after
                                               purchase                          eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

          Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2003, non-U.S. taxes paid on realized gains were $17,000. As of March 31, 2003, non-U.S. taxes provided on unrealized gains were $76,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $6,937,502,000.

During the six months ended March 31, 2003, the fund reclassified $15,000,000 from additional paid-in capital to accumulated net investment loss to align financial reporting with tax reporting.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Accumulated net investment loss and currency losses                    $(9,825)
Accumulated short-term capital losses                               (1,752,771)
Accumulated long-term capital losses                                  (787,206)
Gross unrealized appreciation on investment securities                  732,794
Gross unrealized depreciation on investment securities              (1,698,206)

Accumulated short-term capital losses above include capital loss carryforwards of $53,865,000 and $1,186,404,000 expiring in 2009 and 2010, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

                                    Distributions from ordinary income
                                   Net investment income     Short-term  Distributions from
Share class                           and currency gains  capital gains  long-term capital gains Total distributions paid

Year ended September 30, 2002

Class A                                         $ 14,919              -                        -                 $ 14,919
Class C                                                6              -                        -                        6
Class F                                               44              -                        -                       44
Total                                           $ 14,969              -                        -                 $ 14,969


No distributions were paid to shareholders during the six months ended March 31, 2003.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.681% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                       0.30%                         0.30%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.30                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended March 31, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
                                                  -------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                              administrative
                                                                                                services
---------------------------------------------------------------------------------------------------------------
    Class A          $7,786           $6,527        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B            620              161         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           316            Included             $48                 $29            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            34            Included             20                   9             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          6             Included             15                   4                  $10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          21            Included              3                   2                    2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          43            Included              6                   4                    4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          3             Included              1                  -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F          1             Included             -*                  -*                   -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           1             Included             -*                   2             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           32            Included              7                  50             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           17            Included              5                  11             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           5             Included              3                   1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included              26                  1             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total           $8,885           $6,688             $134                $113                 $17
----------------===============================================================================================
* Amount less than one thousand.

Deferred Directors' compensation - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Directors - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.


5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                             Reinvestments                                      Net (decrease)
Share class(1)                            Sales(2)           of dividends          Repurchases(2)                   increase
                                       Amount   Shares       Amount   Shares     Amount       Shares          Amount       Shares
Six months ended March 31, 2003

Class A                             $ 532,605   30,296            -      -   $ (917,461)     (52,426)     $ (384,856)     (22,130)
Class B                                22,124    1,284            -      -      (10,579)        (622)         11,545          662
Class C                                33,885    1,974            -      -      (20,800)      (1,217)         13,085          757
Class F                                20,637    1,171            -      -      (16,146)        (919)          4,491          252
Class 529-A                             9,124      518            -      -         (483)         (28)          8,641          490
Class 529-B                             2,305      132            -      -          (72)          (4)          2,233          128
Class 529-C                             4,187      239            -      -         (211)         (12)          3,976          227
Class 529-E                               882       50            -      -           (5)         - *             877           50
Class 529-F                             1,203       68            -      -          (19)          (1)          1,184           67
Class R-1                                 583       33            -      -          (69)          (4)            514           29
Class R-2                              16,676      960            -      -       (2,653)        (153)         14,023          807
Class R-3                              12,246      701            -      -       (3,127)        (179)          9,119          522
Class R-4                               7,385      424            -      -       (1,741)        (101)          5,644          323
Class R-5                               2,031      114            -      -       (4,293)        (238)         (2,262)        (124)
Total net increase
   (decrease) in fund               $ 665,873   37,964            -      -   $ (977,659)     (55,904)     $ (311,786)     (17,940)



Year ended September 30, 2002

Class A                           $ 1,421,738   66,536     $ 14,140    631 $ (2,088,680)     (98,892)     $ (652,802)     (31,725)
Class B                                67,429    3,183            -      -      (20,798)      (1,007)         46,631        2,176
Class C                                83,268    4,003            6    - *      (32,956)      (1,644)         50,318        2,359
Class F                                46,726    2,199           38      2      (25,762)      (1,219)         21,002          982
Class 529-A                            18,779      875            -      -         (214)         (11)         18,565          864
Class 529-B                             3,915      185            -      -          (16)          (1)          3,899          184
Class 529-C                             8,196      384            -      -          (94)          (5)          8,102          379
Class 529-E                               798       38            -      -          - *          - *             798           38
Class 529-F                                 1      - *            -      -            -            -               1          - *
Class R-1                                  21        1            -      -          - *          - *              21            1
Class R-2                               2,903      157            -      -         (390)         (22)          2,513          135
Class R-3                               2,790      154            -      -         (328)         (18)          2,462          136
Class R-4                                  14        1            -      -            -            -              14            1
Class R-5                              70,305    3,177            -      -       (3,570)        (180)         66,735        2,997
Total net increase
   (decrease) in fund             $ 1,726,883   80,893     $ 14,184    633 $ (2,172,808)    (102,999)     $ (431,741)     (21,473)

* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


6. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2003, the total value of restricted securities was $165,435,000, which represents 2.74% of the net assets of the fund.

7. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,180,671,000 and $1,493,994,000, respectively, during the six months ended March 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2003, the custodian fee of $684,000 includes $5,000 that was offset by this reduction, rather than paid in cash.

8. Transactions with affiliates

If the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer, that issuer is considered to be an affiliated issuer, as defined under the Investment Company Act of 1940. A summary of the fund's transactions in the securities of affiliated issuers during the six months ended March 31, 2003 is as follows:


                                                                                              Market
                                                                                              value of
                                                                                              affiliates
                                   Beginning                          Ending      Dividend    at March 31,
Company                            shares     Purchases    Sales      shares      income      2003
                                                                                  (000)       (000)

Aldata Solution/1/                 4,237,300          -    4,237,300           -       $ -         $ -
Alphameric/1/                      6,625,000          -    6,625,000           -         -           -
alphyra group/1/                   1,848,200          -    1,848,200           -         -           -
American Healthways                  900,000     90,000            -     990,000         -      18,810
Anoto Group                        9,934,866  1,655,811    4,967,433   6,623,244         -       6,417
ASM International                  2,746,800          -            -   2,746,800         -      27,413
Aspect Medical Systems/1/          1,137,000          -      575,000     562,000         -           -
Baycorp Advantage                 13,892,100          -            -  13,892,100         -      10,239
BKN International                    500,000          -            -     500,000         -          98
Cadiz                              2,300,000          -            -   2,300,000         -         242
Cafe de Coral Holdings            28,192,000          -            -  28,192,000       231      15,543
Cambrex/1/                         1,300,000          -            -   1,300,000        78           -
Centene                              650,000     40,000            -     690,000         -      20,155
Cheil Communications                 298,000          -            -     298,000       416      22,648
Daelim Industrial                  2,425,000    246,640      258,000   2,413,640     1,058      33,791
dELiA*s                            2,750,000          -            -   2,750,000         -         963
EarthLink                          7,531,700  1,000,000            -   8,531,700         -      49,057
Education Management               1,825,000     75,000            -   1,900,000         -      75,563
Ekornes                            2,230,000          -      504,402   1,725,598         -      20,021
E-LOAN                                     -  3,160,850            -   3,160,850         -       8,123
Extended Stay America              6,190,000          -            -   6,190,000         -      62,519
First Quantum Minerals             2,540,000          -            -   2,540,000         -       8,310
Fitness First                      6,662,500    850,000            -   7,512,500         -      18,265
Gabriel Resources                  6,160,000          -            -   6,160,000         -      12,680
Hana Microelectronics              8,649,400          -      514,400   8,135,000         -      14,442
Hilb, Rogal and Hamilton           1,780,000    150,000       75,000   1,855,000       320      57,950
HiQ International/1/               2,415,500          -    2,415,500           -         -           -
Hyosung                            1,720,000    368,200      315,000   1,773,200       119      13,675
Imagistics International           1,001,100          -            -   1,001,100         -      18,640
Informatics Holdings              16,065,000          -            -  16,065,000        36       9,198
Infoteria                              2,672          -            -       2,672         -       1,413
Integrated Defense Technologies/1/   996,300          -      996,300           -         -           -
International Energy Group         4,640,000          -            -   4,640,000       160      11,141
Internet Auction                     677,443          -            -     677,443         -      16,096
J D Wetherspoon                   11,385,616  1,000,000    1,250,655  11,134,961       211      29,109
KEC                                  391,040    132,500            -     523,540       347      18,638
Kingboard Chemical Holdings       35,042,000          -            -  35,042,000       165      28,716
Lions Gate Entertainment           2,803,500          -            -   2,803,500         -       5,189
LTG Technologies                  17,785,714          -            -  17,785,714         -         947
Lumenis                            2,270,000          -            -   2,270,000         -       2,951
Mandarin Oriental International/1/53,000,000          -   19,000,000  34,000,000         -           -
Mercury Computer Systems           1,435,700          -       53,900   1,381,800         -      37,585
Micrel                             1,750,000  3,017,112            -   4,767,112         -      43,953
Micronic Laser Systems             1,319,476          -            -   1,319,476         -       4,599
Muse Prime Software                1,770,000          -            -   1,770,000         -         230
Navan Mining                      13,800,000          -            -  13,800,000         -           -
OPNET Technologies/1/              1,045,500          -      295,800     749,700         -           -
O2Micro International              2,150,000    808,600      825,000   2,133,600         -      22,958
Paladin Resources                 16,083,990  4,026,693            -  20,110,683         -      23,031
Performance Food Group             2,920,000     15,000            -   2,935,000         -      89,987
P4 Radio Hele Norge/1/             1,648,000          -    1,648,000           -         -           -
Province Healthcare/1/             3,095,000          -    3,095,000           -         -           -
PSD Group/1/                       1,628,000          -    1,628,000           -         -           -
Pusan Bank                         3,690,000  4,742,870            -   8,432,870       982      32,382
Q-Med                              1,610,000          -            -   1,610,000         -      15,407
Recordati                          2,256,000    396,000            -   2,652,000         -      35,388
RedEnvelope                        3,543,805          -            -   3,543,805         -       1,326
Robert Walters                     5,000,000          -            -   5,000,000       169       3,159
Rogers                               956,800          -            -     956,800         -      28,436
Sanctuary Group                   19,470,839          -            -  19,470,839       108       8,519
SBS Broadcasting                   1,800,000          -            -   1,800,000         -      25,470
School Specialty                   1,080,000     50,000            -   1,130,000         -      20,080
Semtech                            1,350,000  2,800,000            -   4,150,000         -      62,873
Sharper Image                        775,000          -            -     775,000         -      13,958
S1                                 1,670,000    420,000            -   2,090,000       254      33,942
Steak n Shake                      1,699,150          -          200   1,698,950         -      15,528
Sylvan Learning Systems            2,620,000          -      160,000   2,460,000         -      39,065
Techem                             1,567,335     35,965            -   1,603,300         -      10,305
Telelogic/1/                      12,452,500          -   12,452,500           -         -           -
Transgenomic                       1,525,000          -        1,900   1,523,100         -       2,833
Urologix                             900,000          -            -     900,000         -       1,944
Venture Production                 6,021,600    478,400            -   6,500,000         -      14,436
Western Oil Sands                  3,278,333          -            -   3,278,333         -      53,607
Woongjin.com                       1,956,980          -            -   1,956,980       170       5,253
Xinao Gas Holdings                37,300,000          -            -  37,300,000         -       8,991
Zeevo                              1,587,301          -            -   1,587,301         -       2,111
Zenith National Insurance          1,050,000    165,000            -   1,215,000       570      26,062
ZOOTS                             12,582,994      3,919            -  12,586,913         -       1,208
                                                                                    $5,394  $1,323,588

/1/Unaffiliated issuer at March 31, 2003



Financial Highlights   (1)


                                                                                  (Loss) income from investment operations(1)
                                                                                                        Net
                                                           Net asset                                  (losses)gains
                                                              value,            Net                 on securities     Total from
                                                           beginning        investment              (both realized    investment
                                                           of period       (loss)income             and unrealized)   operations
Class A:
 Six months ended 3/31/2003                   (2)             $17.53             $(.01)                 $(.60)         $(.61)
 Year ended 9/30/2002                                          18.62              (.07)                  (.98)         (1.05)
 Year ended 9/30/2001                                          40.24                 - (4)             (16.33)        (16.33)
 Year ended 9/30/2000                                          29.57                 - (4)              11.29          11.29
 Year ended 9/30/1999                                          22.14               .03                   8.78           8.81
 Year ended 9/30/1998                                          30.72               .07                  (6.10)         (6.03)
Class B:
 Six months ended 3/31/2003                   (2)              17.20              (.08)                  (.59)          (.67)
 Year ended 9/30/2002                                          18.38              (.23)                  (.95)         (1.18)
 Year ended 9/30/2001                                          40.08              (.21)                (16.20)        (16.41)
 Period from 3/15/2000 to 9/30/2000                            47.11              (.12)                 (6.91)         (7.03)
Class C:
 Six months ended 3/31/2003                   (2)              17.15              (.08)                  (.58)          (.66)
 Year ended 9/30/2002                                          18.33              (.22)                  (.95)         (1.17)
 Period from 3/15/2001 to 9/30/2001                            23.06              (.16)                 (4.57)         (4.73)
Class F:
 Six months ended 3/31/2003                   (2)              17.48              (.01)                  (.60)          (.61)
 Year ended 9/30/2002                                          18.60              (.07)                  (.98)         (1.05)
 Period from 3/15/2001 to 9/30/2001                            23.27              (.03)                 (4.64)         (4.67)
Class 529-A:
 Six months ended 3/31/2003                   (2)              17.53                 - (4)               (.60)          (.60)
 Period from 2/19/2002 to 9/30/2002                            21.68              (.03)                 (4.12)         (4.15)
Class 529-B:
 Six months ended 3/31/2003                   (2)              17.43              (.09)                  (.59)          (.68)
 Period from 2/20/2002 to 9/30/2002                            21.82              (.14)                 (4.25)         (4.39)
Class 529-C:
 Six months ended 3/31/2003                   (2)              17.44              (.09)                  (.59)          (.68)
 Period from 2/20/2002 to 9/30/2002                            21.82              (.14)                 (4.24)         (4.38)
Class 529-E:
 Six months ended 3/31/2003                   (2)              17.50              (.04)                  (.60)          (.64)
 Period from 3/15/2002 to 9/30/2002                            23.21              (.06)                 (5.65)         (5.71)
Class 529-F:
 Six months ended 3/31/2003                   (2)              17.53                 - (4)               (.62)          (.62)
 Period from 9/17/2002 to 9/30/2002                            18.24                 - (4)               (.71)          (.71)
Class R-1:
 Six months ended 3/31/2003                   (2)              17.49              (.06)                  (.61)          (.67)
 Period from 6/19/2002 to 9/30/2002                            21.60              (.04)                 (4.07)         (4.11)
Class R-2:
 Six months ended 3/31/2003                   (2)              17.49              (.06)                  (.61)          (.67)
 Period from 5/31/2002 to 9/30/2002                            22.62              (.05)                 (5.08)         (5.13)
Class R-3:
 Six months ended 3/31/2003                   (2)              17.51              (.03)                  (.60)          (.63)
 Period from 6/20/2002 to 9/30/2002                            21.43              (.02)                 (3.90)         (3.92)
Class R-4:
 Six months ended 3/31/2003                   (2)              17.53                 - (4)               (.61)          (.61)
 Period from 7/24/2002 to 9/30/2002                            18.55              (.01)                 (1.01)         (1.02)
Class R-5:
 Six months ended 3/31/2003                   (2)              17.55               .02                   (.60)          (.58)
 Period from 5/15/2002 to 9/30/2002                            23.36                 - (4)              (5.81)         (5.81)




                                             Dividends and distributions

                                       Dividends
                                       (from net    Distributions     Total         Net asset
                                       nvestment  (from capital     dividends an    value, end
                                          income)      gains)       distribution    of period
Class A:
 Six months ended 3/31/2003                  $ -         $ -          $ -             $16.92
 Year ended 9/30/2002                       (.04)          -         (.04)             17.53
 Year ended 9/30/2001                          -       (5.29)       (5.29)             18.62
 Year ended 9/30/2000                       (.02)       (.60)        (.62)             40.24
 Year ended 9/30/1999                       (.09)      (1.29)       (1.38)             29.57
 Year ended 9/30/1998                       (.05)      (2.50)       (2.55)             22.14
Class B:
 Six months ended 3/31/2003                    -           -            -              16.53
 Year ended 9/30/2002                          -           -            -              17.20
 Year ended 9/30/2001                          -       (5.29)       (5.29)             18.38
 Period from 3/15/2000 to 9/30/2000            -           -            -              40.08
Class C:
 Six months ended 3/31/2003                    -           -            -              16.49
 Year ended 9/30/2002                       (.01)          -         (.01)             17.15
 Period from 3/15/2001 to 9/30/2001            -           -            -              18.33
Class F:
 Six months ended 3/31/2003                    -           -            -              16.87
 Year ended 9/30/2002                       (.07)          -         (.07)             17.48
 Period from 3/15/2001 to 9/30/2001            -           -            -              18.60
Class 529-A:
 Six months ended 3/31/2003                    -           -            -              16.93
 Period from 2/19/2002 to 9/30/2002            -           -            -              17.53
Class 529-B:
 Six months ended 3/31/2003                    -           -            -              16.75
 Period from 2/20/2002 to 9/30/2002            -           -            -              17.43
Class 529-C:
 Six months ended 3/31/2003                    -           -            -              16.76
 Period from 2/20/2002 to 9/30/2002            -           -            -              17.44
Class 529-E:
 Six months ended 3/31/2003                    -           -            -              16.86
 Period from 3/15/2002 to 9/30/2002            -           -            -              17.50
Class 529-F:
 Six months ended 3/31/2003                    -           -            -              16.91
 Period from 9/17/2002 to 9/30/2002            -           -            -              17.53
Class R-1:
 Six months ended 3/31/2003                    -           -            -              16.82
 Period from 6/19/2002 to 9/30/2002            -           -            -              17.49
Class R-2:
 Six months ended 3/31/2003                    -           -            -              16.82
 Period from 5/31/2002 to 9/30/2002            -           -            -              17.49
Class R-3:
 Six months ended 3/31/2003                    -           -            -              16.88
 Period from 6/20/2002 to 9/30/2002            -           -            -              17.51
Class R-4:
 Six months ended 3/31/2003                    -           -            -              16.92
 Period from 7/24/2002 to 9/30/2002            -           -            -              17.53
Class R-5:
 Six months ended 3/31/2003                    -           -            -              16.97
 Period from 5/15/2002 to 9/30/2002            -           -            -              17.55




                                                                       Ratio of       Ratio of net
                                                       Net assets,     expenses      (loss)income
                                           Total      end of period    to average     to average
                                           return(5)  (in millions)    net assets     net assets

Class A:
 Six months ended 3/31/2003                 (3.48)%    $5,688           1.23%   (7)        (.16)% (7)
 Year ended 9/30/2002                       (5.69)      6,283           1.17              (.32)
 Year ended 9/30/2001                      (44.95)      7,265           1.09              (.01)
 Year ended 9/30/2000                       38.42      14,098           1.10                 -   (9)
 Year ended 9/30/1999                       41.42       8,983           1.09               .12
 Year ended 9/30/1998                      (20.70)      7,102           1.06               .27
Class B:
 Six months ended 3/31/2003                 (3.89)        125           2.02   (7)        (.94)  (7)
 Year ended 9/30/2002                       (6.42)        118           1.95             (1.09)
 Year ended 9/30/2001                      (45.38)         86           1.89              (.81)
 Period from 3/15/2000 to 9/30/2000        (14.92)         73           1.84   (7)        (.57)  (7)
Class C:
 Six months ended 3/31/2003                 (3.85)         67           2.00   (7)        (.92)  (7)
 Year ended 9/30/2002                       (6.42)         56           1.96             (1.08)
 Period from 3/15/2001 to 9/30/2001        (20.51)         17           2.11   (7)       (1.11)  (7)
Class F:
 Six months ended 3/31/2003                 (3.49)         28           1.21   (7)        (.12)  (7)
 Year ended 9/30/2002                       (5.73)         24           1.20              (.32)
 Period from 3/15/2001 to 9/30/2001        (20.07)          7           1.23   (7)        (.21)  (7)
Class 529-A:
 Six months ended 3/31/2003                 (3.42)         23           1.11   (7)           - (7,9)
 Period from 2/19/2002 to 9/30/2002        (19.14)         15           1.18   (7)        (.25)  (7)
Class 529-B:
 Six months ended 3/31/2003                 (3.90)          5           2.12   (7)       (1.01)  (7)
 Period from 2/20/2002 to 9/30/2002        (20.12)          3           2.08   (7)       (1.15)  (7)
Class 529-C:
 Six months ended 3/31/2003                 (3.90)         10           2.10   (7)        (.99)  (7)
 Period from 2/20/2002 to 9/30/2002        (20.07)          7           2.05   (7)       (1.12)  (7)
Class 529-E:
 Six months ended 3/31/2003                 (3.66)          1           1.55   (7)        (.42)  (7)
 Period from 3/15/2002 to 9/30/2002        (24.60)          1           1.51   (7)        (.60)  (7)
Class 529-F:
 Six months ended 3/31/2003                 (3.54)          1           1.30   (7)        (.01)  (7)
 Period from 9/17/2002 to 9/30/2002         (3.89)          -            .04               .01
Class R-1:
 Six months ended 3/31/2003                 (3.83)          1           1.96 (7,8)        (.73)  (7)
 Period from 6/19/2002 to 9/30/2002        (19.03)          -            .54   (8)        (.22)
Class R-2:
 Six months ended 3/31/2003                 (3.83)         16           1.92 (7,8)        (.69)  (7)
 Period from 5/31/2002 to 9/30/2002        (22.68)          2            .63   (8)        (.29)
Class R-3:
 Six months ended 3/31/2003                 (3.60)         11           1.53 (7,8)        (.34)  (7)
 Period from 6/20/2002 to 9/30/2002        (18.29)          2            .42   (8)        (.11)
Class R-4:
 Six months ended 3/31/2003                 (3.48)          5           1.18 (7,8)        (.06)  (7)
 Period from 7/24/2002 to 9/30/2002         (5.50)          -            .21   (8)        (.03)
Class R-5:
 Six months ended 3/31/2003                 (3.30)         49            .84   (7)         .22   (7)
 Period from 5/15/2002 to 9/30/2002        (24.87)         53            .31               .01



                                                           Six months
                                                          nded March 31,                      Year ended September 30
                                                            2003(2)              2002       2001          2000      1999    1998

Portfolio turnover rate for all classes of shares             20%                 51%        60%          63%        50%     44%



(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 3.72%, 2.80%, 1.74% and 1.20% for classes R-1, R-2, R-3 and R-4, respectively, during the six months ended
March 31, 2003, and 7.56%, .85%, .52% and .70% for classes R-1, R-2, R-3 and
R-4, respectively, during the period ended September 30, 2002.
(9) Amount less than .01 percent.




OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31,
2003:
                                                                                                  1 YEAR          LIFE OF CLASS
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                                        -31.96%           -25.55%/1/
Not reflecting CDSC                                                                               -28.38%           -24.92%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                         -29.08%           -15.12%/2/
Not reflecting CDSC                                                                               -28.37%           -15.12%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by sponsoring firm                                  -27.84%           -14.43%/2/

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                             -31.93%           -24.13%/4/
Not reflecting maximum sales charge                                                               -27.77%           -19.98%/4/

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                              -32.06%           -24.10%/5/
Not reflecting CDSC                                                                               -28.48%           -21.25%/5/

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                         -29.15%           -21.21%/5/
Not reflecting CDSC                                                                               -28.44%           -21.21%/5/

CLASS 529-E SHARES/3/
Total return                                                                                      -28.04%           -26.38%/6/

CLASS 529-F SHARES/3/
Total return                                                                                            --           -7.29%/7/

1 Average annual compound return from March 15, 2000, when Class B shares were first sold.
2 Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.
3 These shares are sold without any initial or contingent deferred sales charge.
4 Average annual compound return from February 19, 2002, when Class 529-A shares were first sold.
5 Average annual compound return from February 20, 2002, when Class 529-B and
Class 529-C shares were first sold.
6 Average annual compound return from March 15, 2002, when Class
529-E shares were first sold.
7 From September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in SMALLCAP World Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.78% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.79% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.03%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of SMALLCAP World Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[LOGO - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. SCWF-013-0503
Litho in USA BDC/AL/6237

Printed on recycled paper